Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class A | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class C | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Class C1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class C1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class C1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class C1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Class C1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class C1 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class C1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class C1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class C1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class C1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class C1 | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C1 | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class I | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class IS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class IS | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class IS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class IS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class IS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class IS | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%